UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Common Stocks — 99.4%
	Diversified — 14.5%
12	Cousins Properties, Inc.	389
78	Digital Realty Trust, Inc.	3,150
58	Duke Realty Corp.	2,339
443	Huntingdon Real Estate Investment Trust (Canada)	1,023
44	Lexington Realty Trust	913
43	Liberty Property Trust	2,018
87	Vornado Realty Trust	10,564
52	Washington Real Estate Investment Trust	1,966

		22,362

	Health Care — 8.8%
32	Cogdell Spencer, Inc.	673
201	Health Care Property Investors, Inc.	6,567
75	Healthcare Realty Trust, Inc.	2,454
7	Nationwide Health Properties, Inc.	208
27	Senior Housing Properties Trust	637
73	Ventas, Inc.	3,088

		13,627

	Hotels — 9.1%
87	Ashford Hospitality Trust, Inc.	1,073
157	Hospitality Properties Trust	6,964
126	Host Hotels & Resorts, Inc.	3,213
14	Intercontinental Hotels Group plc ADR (United Kingdom)	386
20	LaSalle Hotel Properties	938
52	Sunstone Hotel Investors, Inc.	1,529

		14,103

	Industrial — 9.7%
54	AMB Property Corp. (m)	3,095
181	DCT Industrial Trust, Inc.	1,997
152	ProLogis	9,833

		14,925

	Mortgage Bank — 0.7%
17	Fannie Mae	1,106

	Multifamily — 17.7%
4	American Campus Communities, Inc.	103
104	Archstone-Smith Trust	6,397
35	BRE Properties, Inc.	2,225
215	Education Realty Trust, Inc.	3,115
146	Equity Residential	7,418
191	GMH Communities Trust	1,939
78	Home Properties, Inc.	4,505
52	UDR, Inc.	1,569

		27,271

	Office — 9.2%
11	Alexandria Real Estate Equities, Inc. (m)	1,189
66	Boston Properties, Inc.	7,623
64	Maguire Properties, Inc.	2,327
22	SL Green Realty Corp.	3,082

		14,221

	Regional Malls — 13.6%
113	General Growth Properties, Inc.	6,650
28	Pennsylvania Real Estate Investment Trust	1,307
121	Simon Property Group, Inc.	13,040

		20,997

	Shopping Centers — 8.2%
24	Developers Diversified Realty Corp.	1,467
112	Kimco Realty Corp.	5,175
32	National Retail Properties, Inc.	778
113	Weingarten Realty Investors	5,287

		12,707

JPMorgan Realty Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Storage — 5.8%
22	Extra Space Storage, Inc.	394
54	Public Storage	4,860
44	Sovran Self Storage, Inc.	2,323
78	U-Store-It Trust	1,432

		9,009

	Wireless Telecommunication Services — 2.1%
90	Crown Castle International Corp. (a)	3,302

	Total Investments — 99.4% (Cost $129,057)	153,630
	Other Assets in Excess of Liabilities — 0.6%	922

	NET ASSETS — 100.0%	$154,552

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,615
Aggregate gross unrealized depreciation	(2,042)

Net unrealized appreciation/depreciation	$24,573

Federal income tax cost of investments	$129,057

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.6%
	Common Stocks — 99.6%
	Aerospace & Defense — 2.3%
44	Ceradyne, Inc. (a)	2,946

	Auto Components — 3.6%
86	American Axle & Manufacturing Holdings, Inc.	2,490
90	Cooper Tire & Rubber Co.	2,154

		4,644

	Biotechnology — 1.3%
101	Alkermes, Inc. (a)	1,624

	Communications Equipment — 6.5%
47	CommScope, Inc. (a)	2,589
79	NETGEAR, Inc. (a)	2,929
67	Riverbed Technology, Inc. (a)	2,807

		8,325

	Computers & Peripherals — 4.0%
311	Brocade Communications Systems, Inc. (a)	2,853
101	Novatel Wireless, Inc. (a)	2,344

		5,197

	Diversified Consumer Services — 1.9%
71	DeVry, Inc.	2,389

	Diversified Telecommunication Services — 1.5%
67	NeuStar, Inc., Class A (a)	1,935

	Electrical Equipment — 1.8%
51	Baldor Electric Co.	2,365

	Electronic Equipment & Instruments — 1.4%
42	FLIR Systems, Inc. (a)	1,741

	Energy Equipment & Services — 1.7%
44	Gulfmark Offshore, Inc. (a)	2,220

	Health Care Equipment & Supplies — 10.8%
105	Align Technology, Inc. (a)	2,393
62	Dade Behring Holdings, Inc.	3,318
56	Gen-Probe, Inc. (a)	3,051
38	Intuitive Surgical, Inc. (a)	5,161

		13,923

	Health Care Providers & Services — 2.6%
37	WellCare Health Plans, Inc. (a)	3,378

	Hotels, Restaurants & Leisure — 4.1%
30	Chipotle Mexican Grill, Inc., Class A (a)	2,607
35	Jack in the Box, Inc. (a)	2,700

		5,307

	Household Products — 2.2%
58	Church & Dwight Co., Inc.	2,876

	Internet & Catalog Retail — 4.8%
76	Netflix, Inc. (a)	1,675
72	priceline.com, Inc. (a)	4,458

		6,133

	Internet Software & Services — 7.4%
95	aQuantive, Inc. (a)	6,054
109	ValueClick, Inc. (a)	3,418

		9,472

	Life Sciences Tools & Services — 3.4%
33	Invitrogen Corp. (a)	2,412
33	Varian, Inc. (a)	1,954

		4,366

	Machinery — 1.4%
62	Barnes Group, Inc.	1,825

	Personal Products — 1.6%
39	NBTY, Inc. (a)	2,028

	Semiconductors & Semiconductor Equipment — 11.3%
98	Atheros Communications, Inc. (a)	2,850
122	Brooks Automation, Inc. (a)	2,151
69	FEI Co. (a)	2,549
14	Hittite Microwave Corp. (a)	569
119	NVIDIA Corp. (a)	4,119
208	ON Semiconductor Corp. (a)	2,231

		14,469

Undiscovered Managers Behavioral Growth Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Software — 7.4%
32	ANSYS, Inc. (a)	1,786
128	Nuance Communications, Inc. (a)	2,136
99	THQ, Inc. (a)	3,381
251	TIBCO Software, Inc. (a)	2,260

		9,563

	Specialty Retail — 8.2%
98	Coldwater Creek, Inc. (a)	2,440
41	DSW, Inc., Class A (a)	1,548
66	Guess?, Inc.	2,895
36	J. Crew Group, Inc. (a)	1,620
57	Payless ShoeSource, Inc. (a)	2,047

		10,550

	Textiles, Apparel & Luxury Goods — 5.6%
32	Crocs, Inc. (a)	2,612
52	Skechers U.S.A., Inc., Class A (a)	1,663
87	Warnaco Group, Inc. (The) (a)	2,981

		7,256

	Wireless Telecommunication Services — 2.8%
42	Leap Wireless International, Inc. (a)	3,606

	Total Long-Term Investments (Cost $88,977)	128,138

	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
25	JPMorgan Prime Money Market Fund (b) (Cost $25)	25

	Total Investments — 99.6% (Cost $89,002)	128,163
	Other Assets In Excess of Liabilities — 0.4%	551

	NET ASSETS — 100.0%	$128,714

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amounts rounds to less than 0.1%.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,846
Aggregate gross unrealized depreciation	(685)

Net unrealized appreciation/depreciation	$39,161

Federal income tax cost of investments	$89,002

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments As of May 31, 2007 (Unaudited) (Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Biotechnology — 1.9%
47	InterMune, Inc. (a)	1,247
90	Pharmion Corp. (a)	2,608

		3,855

	Building Products — 0.7%
61	Griffon Corp. (a)	1,420

	Capital Markets — 0.6%
32	Investment Technology Group, Inc. (a)	1,289

	Chemicals — 2.4%
106	Hercules, Inc. (a)	1,992
106	Spartech Corp.	2,852

		4,844

	Commercial Banks — 5.4%
25	Bancorp, Inc. (The) (a)	547
13	Banner Corp.	471
57	Capitol Bancorp Ltd.	1,646
36	City Holding Co.	1,380
36	Mercantile Bank Corp.	982
70	Midwest Banc Holdings, Inc.	1,122
17	Park National Corp.	1,491
90	South Financial Group, Inc. (The)	2,135
57	Temecula Valley Bancorp, Inc. (a)	1,083

		10,857

	Commercial Services & Supplies — 0.8%
75	Hudson Highland Group, Inc. (a)	1,616

	Communications Equipment — 6.2%
401	3Com Corp. (a)	1,876
126	ADTRAN, Inc.	3,402
209	Andrew Corp. (a)	2,765
34	Dycom Industries, Inc. (a)	1,008
366	Extreme Networks, Inc. (a)	1,373
64	Polycom, Inc. (a)	2,033

		12,457

	Diversified Consumer Services — 3.8%
65	Career Education Corp. (a)	2,263
91	Jackson Hewitt Tax Service, Inc.	2,750
195	Service Corp. International	2,725

		7,738

	Electric Utilities — 1.5%
58	Allegheny Energy, Inc. (a)	3,102

	Electrical Equipment — 0.6%
19	General Cable Corp. (a)	1,295

	Electronic Equipment & Instruments — 2.8%
28	Littelfuse, Inc. (a)	1,130
75	MTS Systems Corp.	3,285
369	Solectron Corp. (a)	1,254

		5,669

	Energy Equipment & Services — 3.9%
69	Hercules Offshore, Inc. (a)	2,407
272	Newpark Resources, Inc. (a)	2,148
138	Parker Drilling Co. (a)	1,615
17	SEACOR Holdings, Inc. (a)	1,609

		7,779

	Food Products — 5.7%
178	Chiquita Brands International, Inc.	3,261
76	Dean Foods Co.	2,493
221	Del Monte Foods Co.	2,667
80	McCormick & Co., Inc.	2,983

		11,404

	Gas Utilities — 1.4%
82	Southern Union Co.	2,871

	Health Care Equipment & Supplies — 1.3%
88	STERIS Corp.	2,655

Undiscovered Managers Behavioral Value Fund

Schedule of Portfolio Investments As of May 31, 2007 (Unaudited) (continued) (Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 3.2%
51	Chemed Corp.	3,430
51	Health Net, Inc. (a)	2,923

		6,353

	Hotels, Restaurants & Leisure — 3.2%
74	Bally Technologies, Inc. (a)	1,997
60	CEC Entertainment, Inc. (a)	2,313
19	Steak n Shake Co. (The) (a)	290
44	WMS Industries, Inc. (a)	1,864

		6,464

	Household Durables — 0.5%
70	Furniture Brands International, Inc.	1,019

	Insurance — 4.3%
168	Conseco, Inc. (a)	3,307
113	Ohio Casualty Corp.	4,873
27	Presidential Life Corp.	493

		8,673

	Internet Software & Services — 1.8%
1,094	CMGI, Inc. (a)	2,736
111	SonicWALL, Inc. (a)	917

		3,653

	IT Services — 4.1%
119	Convergys Corp. (a)	3,058
43	Fidelity National Information Services, Inc.	2,308
142	Gevity HR, Inc.	2,984

		8,350

	Leisure Equipment & Products — 2.4%
78	Callaway Golf Co.	1,424
132	Nautilus Group, Inc.	1,694
72	Oakley, Inc.	1,820

		4,938

	Media — 3.3%
47	Catalina Marketing Corp.	1,490
73	Entercom Communications Corp., Class A	1,931
52	Valassis Communications, Inc. (a)	935
280	Westwood One, Inc.	2,254

		6,610

	Metals & Mining — 1.0%
60	Commercial Metals Co.	2,091

	Oil, Gas & Consumable Fuels — 1.8%
215	International Coal Group, Inc. (a)	1,368
36	Tesoro Corp.	2,203

		3,571

	Personal Products — 3.1%
34	Chattem, Inc. (a)	2,133
157	Prestige Brands Holdings, Inc. (a)	2,070
53	USANA Health Sciences, Inc. (a)	2,068

		6,271

	Pharmaceuticals — 1.9%
74	Sciele Pharma, Inc. (a)	1,819
138	ViroPharma, Inc. (a)	2,004

		3,823

	Real Estate Investment Trusts (REITs) — 7.3%
238	American Financial Realty Trust	2,681
88	American Home Mortgage Investment Corp.	1,920
42	Capital Lease Funding, Inc.	474
112	Crescent Real Estate Equities Co.	2,504
72	Franklin Street Properties Corp.	1,382
348	Friedman Billings Ramsey Group, Inc., Class A	2,183
56	Inland Real Estate Corp.	1,015
117	Kite Realty Group Trust	2,483

		14,642

	Semiconductors & Semiconductor Equipment — 0.6%
175	Axcelis Technologies, Inc. (a)	1,126

	Software — 7.7%
98	eSpeed, Inc., Class A (a)	896
76	Fair Isaac Corp.	2,861
169	Informatica Corp. (a)	2,577
215	Lawson Software, Inc. (a)	1,976
167	MSC.Software Corp. (a)	2,214
69	Synopsys, Inc. (a)	1,822
91	Transaction Systems Architects, Inc. (a)	3,082

		15,428

Undiscovered Managers Behavioral value Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail — 10.9%
26	Abercrombie & Fitch Co.	2,182
524	Blockbuster, Inc., (a)	2,316
107	Cato Corp. (The), Class A	2,337
129	CSK Auto Corp. (a)	2,339
112	Finish Line, Inc., Class A	1,430
43	Group 1 Automotive, Inc.	1,815
81	Pacific Sunwear of California, Inc. (a)	1,607
48	Pep Boys-Manny, Moe & Jack	1,014
75	RadioShack Corp.	2,543
54	Tiffany & Co.	2,823
57	Zale Corp. (a)	1,517

		21,923

	Textiles, Apparel & Luxury Goods — 0.8%
53	Jones Apparel Group, Inc.	1,581

	Thrifts & Mortgage Finance — 1.1%
139	NewAlliance Bancshares, Inc.	2,236
	Total Investments — 98.0% (Cost $161,380)	197,603
	Other Assets In Excess of Liabilities — 2.0%	4,057

	NET ASSETS — 100.0%	$201,660

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a) Non-income producing security.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,667
Aggregate gross unrealized depreciation	(6,444)

Net unrealized appreciation/depreciation	$36,223

Federal income tax cost of investments	$161,380

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.7%
	Common Stocks — 96.7%
	Biotechnology — 15.6%
305	Alkermes, Inc. (a)	4,893
86	Altus Pharmaceuticals, Inc. (a)	1,156
717	Cell Genesys, Inc. (a)	3,099
153	Cephalon, Inc. (a)	12,701
293	Cubist Pharmaceuticals, Inc. (a)	6,725
345	CV Therapeutics, Inc. (a)	3,633
564	Medarex, Inc. (a)	9,017
86	Metabolix, Inc. (a)	1,991
176	Tercica, Inc. (a)	1,180

		44,395

	Capital Markets — 5.7%
23	Affiliated Managers Group, Inc. (a)	3,021
23	Cohen & Steers, Inc.	1,170
92	Evercore Partners, Inc., Class A	2,911
39	Greenhill & Co., Inc.	2,822
31	HFF, Inc., Class A (a)	498
61	optionsXpress Holdings, Inc.	1,547
47	Piper Jaffray Cos. (a)	3,151
89	TradeStation Group, Inc. (a)	1,062

		16,182

	Chemicals — 0.3%
38	ADA-ES, Inc. (a)	841

	Commercial Banks — 2.6%
43	Cascade Bancorp	964
42	CoBiz, Inc.	775
55	East-West Bancorp, Inc.	2,238
33	Glacier Bancorp, Inc.	711
7	SVB Financial Group (a)	380
75	UCBH Holdings, Inc.	1,392
28	Virginia Commerce Bancorp (a)	519
30	WSB Financial Group, Inc. (a)	518

		7,497

	Commercial Services & Supplies — 2.0%
57	Kenexa Corp. (a)	2,212
142	Knoll, Inc.	3,427

		5,639

	Communications Equipment — 4.2%
163	Avocent Corp. (a)	4,569
62	BigBand Networks, Inc. (a)	1,063
43	MasTec, Inc. (a)	577
185	Polycom, Inc. (a)	5,871

		12,080

	Computers & Peripherals — 2.5%
582	Immersion Corp. (a)	7,090

	Construction & Engineering — 0.1%
5	EMCOR Group, Inc. (a)	295

	Diversified Financial Services — 2.0%
169	Nasdaq Stock Market, Inc. (The) (a)	5,631

	Diversified Telecommunication Services — 0.9%
93	Cogent Communications Group, Inc. (a)	2,657

	Electrical Equipment — 1.1%
306	Active Power, Inc. (a)	521
14	AO Smith Corp.	562
169	Evergreen Solar, Inc. (a)	1,418
18	Superior Essex, Inc. (a)	646

		3,147

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 1.4%
33	Cogent, Inc. (a)	511
10	Color Kinetics, Inc. (a)	287
53	IPG Photonics Corp. (a)	1,180
133	Universal Display Corp. (a)	2,074

		4,052

	Energy Equipment & Services — 4.4%
33	Atwood Oceanics, Inc. (a)	2,166
194	Cal Dive International, Inc. (a)	3,002
71	Complete Production Services, Inc. (a)	1,915
30	ENGlobal Corp. (a)	313
21	Hercules Offshore, Inc. (a)	716
120	Natural Gas Services Group, Inc. (a)	2,032
94	Superior Offshore International, Inc. (a)	1,625
53	Union Drilling, Inc. (a)	810

		12,579

	Food Products — 0.2%
34	B&G Foods, Inc., Class A (a)	462

	Health Care Equipment & Supplies — 1.3%
24	FoxHollow Technologies, Inc. (a)	545
84	Home Diagnostics, Inc. (a)	932
90	LeMaitre Vascular, Inc. (a)	549
119	OraSure Technologies, Inc. (a)	908
37	Somanetics Corp. (a)	669

		3,603

	Health Care Providers & Services — 2.4%
290	Alliance Imaging, Inc. (a)	2,544
88	Animal Health International, Inc. (a)	1,098
254	Five Star Quality Care, Inc. (a)	2,072
78	Sun Healthcare Group, Inc. (a)	1,121

		6,835

	Hotels, Restaurants & Leisure — 0.6%
12	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	326
11	Peet’s Coffee & Tea, Inc. (a)	276
28	Red Robin Gourmet Burgers, Inc. (a)	1,185

		1,787

	Household Durables — 0.6%
46	Meritage Homes Corp. (a)	1,606

	Insurance — 0.9%
81	Castlepoint Holdings Ltd. (Bermuda)	1,281
66	First Mercury Financial Corp. (a)	1,235

		2,516

	Internet & Catalog Retail — 1.9%
188	Gaiam, Inc. (a)	3,029
127	Shutterfly, Inc. (a)	2,384

		5,413

	Internet Software & Services — 7.1%
45	aQuantive, Inc. (a)	2,839
441	CNET Networks, Inc. (a)	3,999
61	DealerTrack Holdings, Inc. (a)	2,187
133	Knot, Inc. (The) (a)	2,516
120	Liquidity Services, Inc. (a)	2,402
354	Marchex, Inc., Class B	5,477
59	Online Resources Corp. (a)	735

		20,155

	IT Services — 0.5%
57	Heartland Payment Systems, Inc.	1,443

	Life Sciences Tools & Services — 2.0%
217	Affymetrix, Inc. (a)	5,645

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Machinery — 1.3%
99	Chart Industries, Inc. (a)	2,276
35	Dynamic Materials Corp. (a)	1,258
3	Greenbrier Cos., Inc.	107

		3,641

	Media — 1.4%
45	Marvel Entertainment, Inc. (a)	1,253
16	Martha Stewart Living Omnimedia, Class A	293
19	National CineMedia, Inc. (a)	534
182	Outdoor Channel Holdings, Inc. (a)	1,819

		3,899

	Oil, Gas & Consumable Fuels — 1.2%
14	Arena Resources, Inc. (a)	727
95	Kodiak Oil & Gas Corp. (a)	591
45	Pacific Ethanol, Inc. (a)	599
114	US BioEnergy Corp. (a)	1,467

		3,384

	Pharmaceuticals — 0.8%
29	Anesiva, Inc. (a)	222
261	ISTA Pharmaceuticals, Inc. (a)	2,083

		2,305

	Real Estate Management & Development — 1.5%
251	Meruelo Maddux Properties, Inc. (a)	2,068
518	Move, Inc. (a)	2,177

		4,245

	Semiconductors & Semiconductor Equipment — 10.6%
160	Brooks Automation, Inc. (a)	2,822
81	Cymer, Inc. (a)	3,255
999	Lattice Semiconductor Corp. (a)	5,266
235	PLX Technology, Inc. (a)	2,559
1,016	RF Micro Devices, Inc. (a)	6,637
37	Rudolph Technologies, Inc. (a)	600
613	Skyworks Solutions, Inc. (a)	4,345
872	TriQuint Semiconductor, Inc. (a)	4,605

		30,089

	Software — 11.8%
59	Advent Software, Inc. (a)	2,120
67	Commvault Systems, Inc. (a)	1,120
102	Digimarc Corp. (a)	956
46	i2 Technologies, Inc. (a)	869
141	Opsware, Inc. (a)	1,277
527	Red Hat, Inc. (a)	12,948
267	Secure Computing Corp. (a)	2,036
42	Sourcefire, Inc. (a)	577
176	THQ, Inc. (a)	6,012
551	Wind River Systems, Inc. (a)	5,850

		33,765

	Specialty Retail — 0.2%
45	Hot Topic, Inc. (a)	494
6	Zumiez, Inc. (a)	240

		734

	Textiles, Apparel & Luxury Goods — 6.8%
125	Crocs, Inc. (a)	10,145
654	Quiksilver, Inc. (a)	9,224

		19,369

	Wireless Telecommunication Services — 0.8%
115	Clearwire Corp., Class A (a)	2,246

	Total Long-Term Investments (Cost $224,940)	275,227

	Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
2	JPMorgan Prime Money Market Fund (b) (Cost $2)	2

Undiscovered Managers Small Cap Growth Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Total Investments — 96.7% (Cost $224,942)	275,229
	Other Assets in Excess of Liabilities — 3.3%	9,524

	NET ASSETS — 100.0%	$284,753

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amounts round to less than 0.1%

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,587
Aggregate gross unrealized depreciation	(8,300)

Net unrealized appreciation/depreciation	$50,287

Federal income tax cost of investments	$224,942

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 27, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

July 27, 2007